LONG-TERM BANK LOANS (Details) (USD $)	Jun. 30, 2012		Jun. 30, 2011
Loans Payable to Bank	$ 32,556,042		$ 37,085,110
Less: Current portion	(7,914,668)		(5,408,245)
Long-term bank loans	24,641,374		31,676,865
RMB-denominated loan [Member]
Loans Payable to Bank	32,411,580	[1]	37,085,110	[1]
MYR-denominated loan [Member]
Loans Payable to Bank	$ 144,462	[2]	$ 0	[2]

[1]	The loan from Industrial and Commercial Bank of China is effective from March 31, 2009 to March 30, 2016, with an annual effective interest rate of 6.44%. The borrowing was secured by a pledge of the new headquarters facility in Beijing, comprised of land and buildings with the aggregate carrying value of $37,789,950 and $41,111,270 as of June 30, 2011 and 2012, respectively.
[2]	The loan from United Overseas Bank (Malaysia) Bhd is borrowed by CESB, the Company's newly acquired subsidiary and its financial statements are included in the Company's consolidated financial statements effective from July, 1, 2012. The loan is effective from March 8, 2007 to March 7, 2022, at the interest rate of 2.5% per annum over the Bank Negara Malaysia (BNM) Funding Rate with daily rests (subject to Bank Negara Malaysia's approval) for the first 5 years, thereafter at the interest rate of 0.3% per annum over the Bank's Base Lending Rate with daily rests for the 6th year onwards. For fiscal year 2012, the effective rate is 6.9% per annum. The borrowing was secured by a pledge of CESB's building in Malaysia, with the carrying value of $569,171 as of the June 30, 2012.